Segment information: (Details Textual)		1 Months Ended	12 Months Ended
		May 25, 2018	Dec. 31, 2018	Dec. 31, 2017	Oct. 19, 2017	May 26, 2017
Percentage of voting equity interests acquired		7.58%
Aeropuerto de Cancún, S. A. de C. V. [Member]
Proportion of ownership interest in subsidiary	[1],[2]		100.00%	100.00%
Aerostar Airport Holdings, LLC [Member] | Aeropuerto de Cancún, S. A. de C. V. [Member]
Percentage of voting equity interests acquired				60.00%		50.00%
Airplan [Member]
Percentage of voting equity interests acquired		7.58%			92.42%
Proportion of ownership interest in subsidiary		100.00%	100.00%

[1]	Aeropuerto de Cancún, S. A. de C. V. acquired on October 19, 2017 a 92.42% and later in May 25, 2018 the 7,58% left to obtain the 100% equity interest in Sociedad Operadora de Aeropuertos Centro Norte, S. A. (Airplan), Company that holds the concession for the administration, operation, commercial exploitation, adaptation, modernization and maintenance of the Enrique Olaya Herrera in Medellín, José María Córdova in Rionegro, El Caraño in Quibdó, Los Garzones in Montería, Antonio Roldán Betancourt in Carepa and Las Brujas in Corozal airports, and from that date, Airplan’s results have been incorporated line-by-line into the Company’s and Cancún Airport’s financial statements.
[2]	Cancún held a 50% of Aerostar until May 26, 2017, which was accounted as a joint venture. See Note 9. As of May 26, 2017, the Cancún acquired an additional 10% equity interest in Aerostar, As a result of this acquisition, the Company has a 60% shareholding and now controls Aerostar, therefore Aerostar is consolidated in the Company’s financial statements.